INCOME TAX EXPENSE (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 SGD ($)
Income Tax Disclosure [Abstract]
Net operating losses	$ 6,651,943		$ 8,888,992
Interest and penalties	$ 0	$ 0